8. STOCK BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Assumptions
Fair value of common shares	$0.25 - $7.24

Risk free interest rate	.50%-.59%

Expected award life (years)	2.5

Expected volatility	38% - 40%

Option Activity
	Number of Options	Weighted Average Exercise Price	Weighted -Average Remaining Contractural Term	Aggregate Intrinsic Value
Outstanding, December 31, 2012	-	-	-
Granted	9,700,000	$0.43
Forfeited	(2,000,000)	$(0.25)	-
Exercised	-	-	-
Outstanding as of December 31, 2013	7,700,000	$0.48	5.5	$59,367,000
Exercisable as of December 31, 2013	5,100,000	$0.60	5.5	$39,320,000